General Information - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) Entity Office Steel_Plant	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity	131
Number of operational steel plants | Steel_Plant	2
Increase (decrease) in ownership interests in subsidiaries	₩ 543,464	₩ 134,958	₩ (177,125)
Dividends paid by subsidiaries	133,125	93,674
POSCO CHEMICAL CO., LTD. and others [member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries	83,547	₩ 83,547
POSCO Thainox Public Company Limited [member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries	₩ (27,716)
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	39
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity	130
Number of operational offices | Office	5
Korea [member]
Disclosure of general information [Line Items]
Number of operational offices | Office	1